Risk/Return Detail Data - VIPFreedomFunds-InitialServiceService2ComboPRO	Apr. 30, 2025 USD ($)
Risk/Return:
Registrant Name	Variable Insurance Products Fund V
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2060 Portfolio
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund/Class: VIP Freedom 2060 Portfolio℠/Initial Class, Service Class, Service Class 2
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	VIP Freedom 2060 Portfolio℠ seeks high total return with a
Objective, Secondary [Text Block]	secondary objective of principal preservation as the fund approaches its target date and beyond.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy, hold, and sell interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Shareholder Fees Caption [Text]	Fees
(fees paid directly from your investment)
Operating Expenses Caption [Text]	Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2026
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 54% of the average value of its portfolio.
Portfolio Turnover, Rate	54.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds).Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the VIP Freedom Income PortfolioSM, approximately 10 to 19 years after the year 2060. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, inflation-protected bond, and long-term treasury bond), and short-term funds.Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation.The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective.As of January 1, 2025, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 54% International Equity Funds 36% International Bond Funds 1% U.S. Investment Grade Bond Funds 4% Long-Term Treasury Bond Funds 5% Inflation-Protected Bond Funds 0% Short-Term Funds 0% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class.The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics.Designed for investors who anticipate retiring in or within a few years of 2060 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches VIP Freedom Income Portfolio's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with VIP Freedom Income PortfolioSM, without shareholder approval, and the fund's shareholders will become shareholders of VIP Freedom Income PortfolioSM.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The hypothetical composite of market indexes has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance is not an indication of future performance. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Does Not Reflect Sales Loads [Text]	Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower.
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	18.52%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(18.88%)
Performance Table Heading	Average Annual Returns
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2060 Portfolio | VIP Freedom 2060 Portfolio - Service Class
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.01%
Acquired fund fees and expenses	0.61%
Total annual operating expenses	0.72%	[1]
Fee waiver and/or expense reimbursement	0.01%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.71%	[1]
1 year	$ 73
3 years	229
5 years	399
10 years	$ 893
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2060 Portfolio | VIP Freedom 2060 Portfolio - Service Class 2
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%
Acquired fund fees and expenses	0.61%
Total annual operating expenses	0.87%	[1]
Fee waiver and/or expense reimbursement	0.01%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.86%	[1]
1 year	$ 88
3 years	276
5 years	481
10 years	$ 1,071
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2060 Portfolio | VIP Freedom 2060 Portfolio - Initial Class
Risk/Return:
Management fee	none
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%
Acquired fund fees and expenses	0.61%
Total annual operating expenses	0.62%	[1]
Fee waiver and/or expense reimbursement	0.01%	[2]
Total annual operating expenses after fee waiver and/or expense reimbursement	0.61%	[1]
1 year	$ 62
3 years	197
5 years	344
10 years	$ 773
Annual Return, Inception Date	Apr. 11, 2019
2020	19.30%
2021	17.79%
2022	(18.19%)
2023	19.39%
2024	13.89%
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2060 Portfolio | Return Before Taxes | VIP Freedom 2060 Portfolio - Service Class
Risk/Return:
Label	Service Class
Past 1 year	13.72%
Past 5 years	9.23%
Since Inception	10.13%	[3]
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2060 Portfolio | Return Before Taxes | VIP Freedom 2060 Portfolio - Service Class 2
Risk/Return:
Label	Service Class 2
Past 1 year	13.53%
Past 5 years	9.08%
Since Inception	9.97%	[3]
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2060 Portfolio | Return Before Taxes | VIP Freedom 2060 Portfolio - Initial Class
Risk/Return:
Label	Initial Class
Past 1 year	13.89%
Past 5 years	9.35%
Since Inception	10.25%	[3]
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2060 Portfolio | SP001
Risk/Return:
Label	S&P 500® Index
Past 1 year	25.02%
Past 5 years	14.53%
Since Inception	15.07%
VIPFreedomFunds-InitialServiceService2ComboPRO | VIP Freedom 2060 Portfolio | IXWG2
Risk/Return:
Label	Fidelity VIP Freedom 2060 Composite Index℠
Past 1 year	14.43%
Past 5 years	8.78%
Since Inception	9.57%

[1]	ADiffers from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.
[2]	BFidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse the class of shares of the fund to the extent proxy and shareholder meeting expenses exceed 0.003% of each class's average net assets. This arrangement will remain in effect through April 30, 2026. FMR may not terminate this arrangement before the expiration date without the approval of the Board of Trustees and may extend it in its discretion after that date.
[3]	AFrom April 11, 2019.